Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,386	$ 1,160
Less – accumulated depreciation	883	733
Fixed assets, net	503	427
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	739	595
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	255	216
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 392	$ 349